Financial Risk Management Objectives and Policies (Details) - Schedule of exchange rates - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Exchange Rates Abstract
Impact on loss for the period	$ 202,507	$ 136,467
Impact on other components of equity	$ 6,567	$ 5,219